Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Three Months Ended January 31,
	2013	2012
Weighted average fair value at grant date	$ .17	$ 0.08
Valuation assumptions:
Expected life ( years)	5.12	1.6
Expected volatility	115.7%	124%
Risk-free interest rate	.58%	.20%
Expected dividend yield	0	0

	For the fiscal Year Ended October 31,
	2012	2011
Weighted average fair value at grant date	$0.18	$0.15
Valuation assumptions:
Expected term (in years)	5.75	3.3
Expected volatility	109%	107%
Risk-free interest rate	1.16%	0.88%
Expected dividend yield	0	0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2012	16,350,045	$ 0.72
Forfeited	(441,200)	$ 0.83
Options Outstanding at January 31, 2013	15,908,845	$ 0.71	$ 185,000
Options Exercisable at January 31, 2013	15,848,845	$ 0.71	$ 175,000

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	870,466	$0.66
Expired	(870,466)	$0.66
Options Outstanding and Exercisable at October 31, 2011 and 2012	-0-	$-0-	$-0-
	Shares	Current Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	18,112,045	$0.80
Expired	(60,000)	$0.59
Exercised	(500,000)	$0.25
Options Outstanding and Exercisable at October 31, 2011	17,552,045	$0.81
Granted	60,000	$0.072
Forfeited	(195,000)
Cancelled	(1,067,000)	$0.86
Options Outstanding at October 31, 2012	16, 350,045	$0.715	$ 222,000
Options Exercisable at October 31, 2012	16,290,045	$0.718	$ 211,000
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	1,035,000	$ 0.21
Granted	5,135,000	$0.25
Exercised	(5,120,000)	$0.23
Options Outstanding at October 31, 2011	1,050,000	$ 0.31
Granted	3,060,000	$0.19
Exercised	(1,290,000)	$0.16
Options Outstanding at October 31, 2012	2,820,000	$0.248	$ 109,730
Options Exercisable at October 31, 2012	1,928,750	$0.261	$ 73,346

2003 Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.07 - $0.37	2,070,000	3.72	$0.15	2,010,000	3.69	$0.16
$0.43 - $0.70	5,384,770	2.70	$0.60	5,384,770	2.70	$0.60
$0.74 - $0.92	6,199,075	3.52	$0.85	6,199,075	3.52	$0.85
$1.04 - $1.46	2,255,000	2.98	$1.10	2,255,000	2.98	$1.10
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.12 - $0.37	3,000,000	6.47	$0.24	2,000,000	5.47	$0.26
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.21 - $0.22	42,500,000	9.64	$0.22	3,055,574	9.66	$0.22

2010 Share Plan [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Options Outstanding at January 31, 2013	3,000,000	$0.24	$76,000
Options Exercisable at January 31, 2013	2,000,000	$0.26	$51,000